UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2


1.         Name and address of issuer:

           Dunhill Investment Trust
           700 W. Pete Rose Way, Suite 127
           Cincinnati, OH  45203
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2.         The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [X]
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3.         Investment Company Act File Number:      811-8719

           Securities Act File Number:              333-48753
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4(a).      Last day of fiscal year for which this Form is filed:

           February 28, 1999
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4(b). [ ]  Check  box if this  Form is being  filed  last  (i.e.,  more  than 90 calendar days after the end of the issuer's fiscal year. (See Instruction A.2)

NOTE: IF THE FORM IS BEING FILED LATE, INTEREST MUST BE PAID ON THE REGISTRATION FEE DUE.
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4(c). [ ]  Check box if this is the last  time the  issuer  will be filing  this form.
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5.         Calculation of registration fee:

           (i)   Aggregate sale price of securities sold
                 during the fiscal year pursuant to
                 section 24(f):                                      $2,869,376

           (ii)  Aggregate price of securities redeemed
                 or repurchased during the fiscal year:     $ 700,997

           (iii) Aggregate price of securities redeemed
                 or repurchased during any PRIOR fiscal
                 year ending no earlier than October 11,
                 1996 that were not Previously used to
                 reduce registration Fees payable to the
                 Commission:                                $    NONE
                                                            ---------

           (iv)  Total available redemption credits
                 [add Items 5(ii) and 5(iii)]:                       $  700,997
                                                                     ----------

           (v)   Net sales - if Item 5(i) is greater
                 than Item 5(iv) [subtract Item 5(iv)
                 from Item 5(i)]:                                    $2,168,379
                                                                     ----------

           (vi)  Redemption credits available for use in
                 future years - if Item 5(i) is less
                 than Item 5(iv) [subtract Item 5(v)
                 from Item 5(i)]:                           $    NONE
                                                            ---------

           (vii) Multiplier for determining Registration
                 fee (See Instruction C.9):                            x.000278
                                                                     ----------

           (viii)Registration feedue [multiply Item 5(v)
                 by Item  5(vii)] (enter "0" if no fee
                 is due):                                            =   602.81
                                                                     ==========
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6.         Prepaid Shares

           If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: None.
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7.         Interest  due -- if this Form is being  filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):

                                                                     +$    None
                                                                     ----------
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8.         Total of the amount of the registration fee due plus any interest due
           [line 5(viii) plus line 7]:
                                                                     =$  602.81
                                                                     ----------
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9.         Date the  registration  fee and any interest  payment was sent to the
           Commission's lockbox depository: May 28, 1999

           Method of Delivery:                          [X]  Wire Transfer
                                                        [ ]  Mail or other means
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                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By  (Signature and Title)*              /s/  Jasen M. Snelling
                                        ---------------------------------------
                                        Jasen M. Snelling

Date  May 28, 1999
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